Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MC OIL & GAS SECTOR FUND	JNL/MC OIL & GAS SECTOR FUND (A	JNL/MC OIL & GAS SECTOR FUND (B
Management Fees (as a percentage of Assets)	0.43%	0.43%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.66%	0.46%

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example JNL/MC OIL & GAS SECTOR FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC OIL & GAS SECTOR FUND (A	67	211	368	822
JNL/MC OIL & GAS SECTOR FUND (B	47	148	258	579

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund invests under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.  The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term.  Indexing may eliminate the chance that a Fund will outperform the Dow Jones U.S. Oil & Gas Index, but also may reduce some of the risk of active management, such as poor security selection.  As of December 31, 2012, the market capitalization range of the Dow Jones U.S. Oil & Gas Index was $677.6 million to $394.6 billion.

The Fund’s ability to achieve significant correlation with the performance of the Dow Jones U.S. Oil & Gas Index may be affected by changes in shareholder flows, securities markets and changes in the composition of the Dow Jones U.S. Oil & Gas Index.

Certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations.  Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

The Fund is ‘‘non-diversified’’ under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

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Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

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Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of its index for a number of reasons, including, but not limited to, the timing of Fund portfolio transactions, shifts in the composition of the index, and Fund expenses.

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Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

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Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2012
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC OIL & GAS SECTOR FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
JNL/MC OIL & GAS SECTOR FUND (A	Class A	4.35%	(0.86%)	14.17%
JNL/MC OIL & GAS SECTOR FUND (A Dow Jones US Oil & Gas Index	Dow Jones US Oil & Gas Index	4.71%	(0.35%)	13.77%
JNL/MC OIL & GAS SECTOR FUND (B	Class B	4.53%	(0.66%)		11.76%	Mar. 05, 2004
JNL/MC OIL & GAS SECTOR FUND (B Dow Jones US Oil & Gas Index	Dow Jones US Oil & Gas Index	4.71%	(0.35%)		11.80%	Mar. 05, 2004

JNL/Mellon Capital Oil & Gas Sector Fund (A)
Prospectus [Line Items]
Portfolio Turnover, Rate	14.00%
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter (ended 12/31/2010):
Highest Quarterly Return	20.87%
Lowest Quarterly Return, Label	Worst Quarter (ended 9/30/2008):
Lowest Quarterly Return	(25.64%)
JNL/Mellon Capital Oil & Gas Sector Fund (B)
Prospectus [Line Items]
Portfolio Turnover, Rate	14.00%
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter (ended 12/31/2010):
Highest Quarterly Return	20.91%
Lowest Quarterly Return, Label	Worst Quarter (ended 9/30/2008):
Lowest Quarterly Return	(25.60%)